                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (Unaudited)



PAR
AMOUNT
(000)     DESCRIPTION                                            COUPON         MATURITY               VALUE
--------------------------------------------------------------------------------------------------------------------
          Corporate Bonds    81.8%
          AEROSPACE & DEFENSE    0.7%
$   407   Raytheon Co.                                            4.500 %       11/15/07                  $ 412,879
    875   Raytheon Co.                                            8.300         03/01/10                  1,005,668
                                                                                                 -------------------
                                                                                                          1,418,547
                                                                                                 -------------------

          AIRLINES    0.4%
    220   Continental Airlines, Inc.                              6.648         09/15/17                    208,589
    568   Continental Airlines, Inc.                              6.900         01/02/18                    557,441
                                                                                                 -------------------
                                                                                                            766,030
                                                                                                 -------------------

          AUTOMOTIVE    5.8%
    430   AutoNation, Inc.                                        9.000         08/01/08                    475,150
    120   DaimlerChrysler North America Holding Corp.             7.300         01/15/12                    131,018
  1,280   DaimlerChrysler North America Holding Corp.             8.500         01/18/31                  1,549,012
  2,730   Ford Motor Credit Co.                                   7.250         10/25/11                  2,697,494
    640   General Motors Acceptance Corp.                         4.500         07/15/06                    624,498
  4,125   General Motors Acceptance Corp.                         6.875         09/15/11                  3,737,159
  1,885   General Motors Acceptance Corp.                         8.000         11/01/31                  1,645,654
  2,240   General Motors Corp.                                    8.375         07/15/33                  1,921,476
                                                                                                 -------------------
                                                                                                         12,781,461
                                                                                                 -------------------

          BANKING    14.0%
  2,230   Bank of America Corp.                                   3.375         02/17/09                  2,140,642
  2,250   Bank of Scotland, 144A-Private Placement
          (United Kingdom) (a)                                    3.500         11/30/07                  2,205,070
    545   Citigroup, Inc.                                         6.000         02/21/12                    580,966
  2,110   Citigroup, Inc.                                         5.625         08/27/12                  2,189,311
  3,340   JPMorgan Chase & Co.                                    6.750         02/01/11                  3,661,128
  2,250   KeyCorp.                                                6.750         03/15/06                  2,304,283
  2,255   M & I Marshall & Ilsley Bank                            3.800         02/08/08                  2,219,885
    400   MBNA America Bank NA                                    7.125         11/15/12                    446,220
  1,625   MBNA Corp.                                              6.125         03/01/13                  1,716,905
  2,315   National City Bank                                      3.375         10/15/07                  2,271,596
  2,195   SunTrust Banks, Inc.                                    5.050         07/01/07                  2,232,447
  2,250   U.S. Bancorp.                                           3.950         08/23/07                  2,241,094
    885   Wachovia Corp.                                          4.950         11/01/06                    896,367
  1,350   Wachovia Corp.                                          3.625         02/17/09                  1,307,710
    925   Washington Mutual Bank FA                               5.500         01/15/13                    945,449
    900   Washington Mutual, Inc.                                 8.250         04/01/10                  1,021,997
  2,190   Wells Fargo & Co.                                       5.125         02/15/07                  2,229,884
                                                                                                 -------------------
                                                                                                         30,610,954
                                                                                                 -------------------




          BROKERAGE    2.6%
  1,670   Goldman Sachs Group, Inc.                               6.875         01/15/11                  1,823,729
    185   Goldman Sachs Group, Inc.                               5.250         10/15/13                    184,092
  2,000   Lehman Brothers Holdings, Inc.                          8.500         05/01/07                  2,170,806
    923   World Financial Prop., 144A-Private Placement (a)       6.910         09/01/13                    991,032
    420   World Financial Prop., 144A-Private Placement (a)       6.950         09/01/13                    450,592
                                                                                                 -------------------
                                                                                                          5,620,251
                                                                                                 -------------------

          CHEMICALS    0.9%
     60   FMC Corp.                                              10.250         11/01/09                     67,200
    640   ICI Wilmington, Inc.                                    4.375         12/01/08                    632,633
  1,285   Sealed Air Corp., 144A-Private Placement (a)            5.625         07/15/13                  1,301,837
                                                                                                 -------------------
                                                                                                          2,001,670
                                                                                                 -------------------

          CONSTRUCTION MACHINERY    0.9%
  2,045   Caterpillar Financial Services Corp., Ser F             3.625         11/15/07                  2,012,423
                                                                                                 -------------------

          CONSUMER PRODUCTS    1.4%
  1,495   Clorox Co., 144A-Private Placement (Variable
          Rate Coupon) (a)                                        2.544         12/14/07                  1,497,713
  1,305   Xerox Corp.                                             7.125         06/15/10                  1,355,569
    325   Xerox Corp.                                             6.875         08/15/11                    332,719
                                                                                                 -------------------
                                                                                                          3,186,001
                                                                                                 -------------------

          DIVERSIFIED MANUFACTURING    1.4%
  1,275   Cooper Industries, Inc.                                 5.250         07/01/07                  1,298,593
    705   Hutchison Whampoa International Ltd., 144A-
          Private Placement (Cayman Islands) (a)                  5.450         11/24/10                    715,323
    890   Hutchison Whampoa International Ltd., 144A-
          Private Placement (Cayman Islands) (a)                  6.500         02/13/13                    941,077
                                                                                                 -------------------
                                                                                                          2,954,993
                                                                                                 -------------------

          ELECTRIC    10.3%
    795   Arizona Public Service Co.                              6.750         11/15/06                    824,983
  1,250   Arizona Public Service Co.                              5.800         06/30/14                  1,311,729
    805   Carolina Power & Light Co.                              6.800         08/15/07                    847,858
    220   CC Funding Trust I                                      6.900         02/16/07                    229,914
    370   CenterPoint Energy                                      7.750         02/15/11                    420,085
    625   Cincinnati Gas & Electric Co.                           5.700         09/15/12                    649,103
    865   Detroit Edison Co.                                      6.125         10/01/10                    920,970
    400   Detroit Edison Co., Ser A, 144A-Private Placement
          (a)                                                     4.800         02/15/15                    388,624
    960   Duquesne Light Co.                                      6.700         04/15/12                  1,057,425
    655   Entergy Gulf States, Inc.                               3.600         06/01/08                    636,103
  1,600   Entergy Gulf States, Inc. (Variable Rate Coupon)        2.800         12/01/09                  1,607,512
  1,660   Exelon Corp.                                            6.750         05/01/11                  1,808,543
  1,290   FPL Group Capital, Inc.                                 3.250         04/11/06                  1,282,247
    255   Indianapolis Power & Light Co., 144A-Private
          Placement (a)                                           6.300         07/01/13                    268,844
    545   Monongahela Power Co.                                   5.000         10/01/06                    550,988
    390   Nevada Power Co.                                        9.000         08/15/13                    439,725
  1,323   Niagara Mohawk Power Corp., Ser F                       7.625         10/01/05                  1,349,166
    875   NiSource Finance Corp.                                  7.625         11/15/05                    895,235
    900   NiSource Finance Corp. (Variable Rate Coupon)           2.915         11/23/09                    906,142
  1,660   Ohio Edison Co.                                         5.450         05/01/15                  1,663,624
  1,215   Pacific Gas & Electric Co.                              6.050         03/01/34                  1,251,887
     80   PSEG Energy Holdings, Inc.                              7.750         04/16/07                     82,600
    650   PSEG Energy Holdings, Inc.                              8.625         02/15/08                    689,000
    455   Reliant Energy, Inc.                                    6.750         12/15/14                    426,562
    195   Southern CA Edison Co.                                  5.000         01/15/14                    193,605
    365   Texas-New Mexico Power Co.                              6.250         01/15/09                    380,505
    255   TXU Corp., Ser J                                        6.375         06/15/06                    260,963
    665   TXU Energy Co.                                          7.000         03/15/13                    728,880
    560   Wisconsin Electric Power                                3.500         12/01/07                    548,875
                                                                                                 -------------------
                                                                                                         22,621,697
                                                                                                 -------------------

          ENTERTAINMENT    1.3%
    590   AOL Time Warner, Inc.                                   7.700         05/01/32                    702,635
    180   Park Place Entertainment Corp.                          7.500         09/01/09                    194,400
    930   Time Warner, Inc.                                       6.875         05/01/12                  1,017,071
    135   Time Warner, Inc.                                       6.625         05/15/29                    142,276
    660   Time Warner, Inc.                                       7.625         04/15/31                    777,735
                                                                                                 -------------------
                                                                                                          2,834,117
                                                                                                 -------------------

          ENVIRONMENTAL SERVICES    1.0%
  1,500   Waste Management, Inc.                                  7.000         10/15/06                  1,561,312
    550   Waste Management, Inc.                                  7.375         08/01/10                    613,627
                                                                                                 -------------------
                                                                                                          2,174,939



                                                                                                 -------------------

          FOOD/BEVERAGE    1.3%
  1,155   Kraft Foods, Inc.                                       5.625         11/01/11                  1,200,077
  1,420   Smithfield Foods, Inc.                                  8.000         10/15/09                  1,512,300
    105   Smithfield Foods, Inc.                                  7.750         05/15/13                    111,825
                                                                                                 -------------------
                                                                                                          2,824,202
                                                                                                 -------------------

          GAMING    0.8%
  1,175   MGM Mirage, Inc.                                        8.500         09/15/10                  1,292,500
    455   MGM Mirage, Inc.                                        6.750         09/01/12                    460,687
                                                                                                 -------------------
                                                                                                          1,753,187
                                                                                                 -------------------

          HEALTHCARE    5.0%
  3,205   Aetna, Inc.                                             7.375         03/01/06                  3,299,057
    260   AmerisourceBergen Corp.                                 8.125         09/01/08                    280,150
    435   Fisher Scientific International, Inc., 144A -
          Private Placement (a)                                   6.750         08/15/14                    443,700
    205   HCA, Inc.                                               7.875         02/01/11                    222,815
    800   HCA, Inc.                                               6.300         10/01/12                    803,237
    285   HCA, Inc.                                               7.190         11/15/15                    296,969
  1,835   Health Net, Inc.                                        9.875         04/15/11                  2,187,309
    505   Tenet Healthcare Corp.                                  6.875         11/15/31                    406,525
    620   Tenet Healthcare Corp.                                  7.375         02/01/13                    587,450
  1,130   UnitedHealth Group, Inc.                                5.200         01/17/07                  1,150,108
    650   WellPoint, Inc., 144A-Private Placement (a)             3.750         12/14/07                    638,329
    590   WellPoint, Inc., 144A-Private Placement (a)             4.250         12/15/09                    576,586
                                                                                                 -------------------
                                                                                                         10,892,235
                                                                                                 -------------------




          INDEPENDENT ENERGY    0.4%
    285   Kerr-McGee Corp.                                        5.875         09/15/06                    289,759
    470   Kerr-McGee Corp.                                        6.625         10/15/07                    487,164
                                                                                                 -------------------
                                                                                                            776,923
                                                                                                 -------------------

          INTEGRATED ENERGY    1.4%
  1,625   Amerada Hess Corp.                                      7.875         10/01/29                  1,948,070
    230   Consumers Energy Co., Ser B                             5.375         04/15/13                    231,994
    790   Consumers Energy Co., Ser F                             4.000         05/15/10                    756,404
    190   Consumers Energy Co., Ser H                             4.800         02/17/09                    190,315
                                                                                                 -------------------
                                                                                                          3,126,783
                                                                                                 -------------------

          LIFE INSURANCE    2.2%
    315   AXA Financial, Inc.                                     6.500         04/01/08                    333,462
    475   John Hancock Financial Services, Inc.                   5.625         12/01/08                    492,609
  2,365   Marsh & McLennan Cos., Inc.                             5.875         08/01/33                  2,161,714
    105   Metlife, Inc.                                           6.125         12/01/11                    112,041
  1,030   Monumental Global Funding II, 144A-Private Placement
          (a)                                                     3.850         03/03/08                  1,018,544
    585   Nationwide Financial Services, Inc.                     6.250         11/15/11                    630,038
    100   Prudential Holdings, LLC, 144A- Private Placement (a)   7.245         12/18/23                    117,645
                                                                                                 -------------------
                                                                                                          4,866,053
                                                                                                 -------------------

          LODGING    1.9%
  1,325   Hyatt Equities, LLC, 144A-Private Placement (a)         6.875         06/15/07                  1,369,161
    610   Marriott International, Inc., Ser D                     8.125         04/01/05                    610,000
    375   Marriott International, Inc., Ser E                     7.000         01/15/08                    398,508
    185   Starwood Hotels & Resorts Worldwide, Inc.               7.375         05/01/07                    191,938
  1,375   Starwood Hotels & Resorts Worldwide, Inc.               7.875         05/01/12                  1,509,063
                                                                                                 -------------------
                                                                                                          4,078,670
                                                                                                 -------------------

          MEDIA-CABLE    2.0%
    490   Comcast Cable Communications, Inc.                      8.375         05/01/07                    528,069
  1,785   Comcast Cable Communications, Inc.                      6.750         01/30/11                  1,930,502
     90   Comcast Cable Communications, Inc.                      7.125         06/15/13                    100,281
  1,095   Cox Communications, Inc.,144A-Private Placement (a)     4.625         01/15/10                  1,065,143
    845   Echostar DBS Corp.                                      6.375         10/01/11                    832,325
                                                                                                 -------------------
                                                                                                          4,456,320
                                                                                                 -------------------

          MEDIA-NONCABLE    3.3%
  2,500   Clear Channel Communications, Inc.                      7.250         10/15/27                  2,646,300
    950   Interpublic Group of Cos, Inc.                          5.400         11/15/09                    914,375
  2,800   News America Holdings, Inc.                             8.875         04/26/23                  3,588,231
                                                                                                 -------------------
                                                                                                          7,148,906
                                                                                                 -------------------

          NATURAL GAS DISTRIBUTORS    0.1%
    260   Sempra Energy                                           4.621         05/17/07                    261,162
                                                                                                 -------------------

          NATURAL GAS PIPELINES    1.9%
    285   Consolidated Natural Gas Co.                            5.000         03/01/14                    280,148
    765   Consolidated Natural Gas Co., Ser A                     5.000         12/01/14                    749,415
  1,065   Consolidated Natural Gas Co., Ser C                     6.250         11/01/11                  1,142,377
    210   Northwest Pipeline Corp.                                8.125         03/01/10                    225,750
    945   Ras Laffan Liquefied Natural Gas Co., Ltd., 144A-
          Private Placement (Qatar) (a)                           8.294         03/15/14                  1,090,279
    675   Texas Eastern Transmission Corp.                        7.000         07/15/32                    777,534
                                                                                                 -------------------
                                                                                                          4,265,503
                                                                                                 -------------------


          NONCAPTIVE-CONSUMER FINANCE    3.9%
    230   American General Finance Corp.                          4.625         05/15/09                    229,642
  2,000   American General Finance Corp.                          4.625         09/01/10                  1,979,850
  2,245   Countrywide Home Loans, Inc.                            3.250         05/21/08                  2,150,506
  1,000   HSBC Finance Corp.                                      7.875         03/01/07                  1,065,687
    150   HSBC Finance Corp.                                      8.000         07/15/10                    171,783
  1,555   HSBC Finance Corp.                                      6.750         05/15/11                  1,704,456
  1,330   SLM Corp.                                               5.000         10/01/13                  1,315,048
                                                                                                 -------------------
                                                                                                          8,616,972
                                                                                                 -------------------

          NONCAPTIVE-DIVERSIFIED FINANCE    2.2%
    415   CIT Group, Inc.                                         7.375         04/02/07                    439,060
    415   CIT Group, Inc.                                         3.650         11/23/07                    406,465
     90   General Electric Capital Corp., Ser A                   5.875         02/15/12                     95,147
  2,100   General Electric Capital Corp., Ser A                   4.750         09/15/14                  2,053,265
    415   General Electric Capital Corp., Ser A                   6.750         03/15/32                    480,641
  1,290   Nationwide Building Society, 144A-Private Placement
          (United Kingdom) (a)                                    4.250         02/01/10                  1,263,782
                                                                                                 -------------------
                                                                                                          4,738,360
                                                                                                 -------------------

          OIL FIELD SERVICES    0.2%
    280   Panhandle Eastern Pipe Line Co., Ser B                  2.750         03/15/07                    271,233
    145   Plains Exploration & Production Co.                     7.125         06/15/14                    152,250
                                                                                                 -------------------
                                                                                                            423,483
                                                                                                 -------------------

          PAPER    0.2%
    455   Weyerhaeuser Co.                                        6.000         08/01/06                    466,512
                                                                                                 -------------------

          PROPERTY & CASUALTY    3.2%
  1,195   AIG Sunamerica Global Financial, 144A-Private
          Placement (a)                                           6.300         05/10/11                  1,285,458
  1,545   Farmers Exchange Capital, 144A-Private Placement
          (a)                                                     7.050         07/15/28                  1,617,992
  1,230   Farmers Insurance Exchange Surplus, 144A-Private
          Placement (a)                                           8.625         05/01/24                  1,491,654
    125   Hartford Financial Services Group, Inc.                 2.375         06/01/06                    122,200
  1,800   Mantis Reef Ltd., 144A-Private Placement
          (Australia) (a)                                         4.692         11/14/08                  1,780,587
    790   Two-Rock Pass Through Trust, 144A-Private Placement
          (Floating Rate) (a)                                     3.714         02/11/49                    788,388
                                                                                                 -------------------
                                                                                                          7,086,279
                                                                                                 -------------------

          RAILROADS    3.5%
    745   Burlington Northern Santa Fe Railway Co.                4.575         01/15/21                    725,215
  1,000   CSX Corp.                                               6.750         03/15/11                  1,092,658
    330   CSX Corp.                                               9.000         08/15/06                    350,385
  5,289   Union Pacific Corp.                                     8.350         05/01/25                  5,535,483
                                                                                                 -------------------
                                                                                                          7,703,741
                                                                                                 -------------------

          REAL ESTATE INVESTMENT TRUSTS    0.8%
    250   EOP Operating LP                                        4.750         03/15/14                    234,855
    850   Reckson Operating Partnership LP                        5.150         01/15/11                    848,230
    570   Rouse Co.                                               3.625         03/15/09                    533,766
    245   Rouse Co.                                               5.375         11/26/13                    234,851
                                                                                                 -------------------
                                                                                                          1,851,702
                                                                                                 -------------------




          REFINING    0.3%
    430   Ashland, Inc.                                           7.830         08/15/05                    436,447
    250   Vintage Petroleum, Inc.                                 7.875         05/15/11                    266,250
                                                                                                 -------------------
                                                                                                            702,697
                                                                                                 -------------------

          RETAIL    1.8%
    250   CVS Corp.                                               5.625         03/15/06                    253,763
    270   CVS Corp.                                               3.875         11/01/07                    266,268
  1,500   Federated Department Stores, Inc.                       6.625         09/01/08                  1,580,898
    500   Federated Department Stores, Inc.                       6.300         04/01/09                    523,148
  1,275   May Department Stores Co.                               5.950         11/01/08                  1,317,607
                                                                                                 -------------------
                                                                                                          3,941,684
                                                                                                 -------------------

          SERVICES      0.4%
    562   Iron Mountain, Inc.                                     7.750         01/15/15                    557,785
    295   Iron Mountain, Inc.                                     6.625         01/01/16                    270,663
                                                                                                 -------------------
                                                                                                            828,448
                                                                                                 -------------------

          TEXTILE    0.4%
    810   Mohawk Industries, Inc.                                 7.200         04/15/12                    903,220
                                                                                                 -------------------

          TOBACCO    0.9%
    850   Altria Group, Inc.                                      7.000         11/04/13                    913,559
    890   Altria Group, Inc.                                      7.750         01/15/27                  1,018,654
                                                                                                 -------------------
                                                                                                          1,932,213
                                                                                                 -------------------

          TRANSPORTATION SERVICES    0.4%
  1,000   FedEx Corp.                                             2.650         04/01/07                    969,507
                                                                                                 -------------------

          WIRELESS TELECOMMUNICATION SERVICES    0.4%
    745   AT&T Wireless Services, Inc.                            7.875         03/01/11                    848,374
                                                                                                 -------------------

          WIRELINE COMMUNICATIONS    2.2%
    840   AT&T Corp.                                              9.750         11/15/31                  1,029,000
  1,330   Deutsche Telekom International Finance BV
          (Netherlands)                                           8.750         06/15/30                  1,744,590
  1,105   Sprint Capital Corp.                                    8.750         03/15/32                  1,437,917
    590   Verizon New England, Inc.                               6.500         09/15/11                    632,489
                                                                                                 -------------------
                                                                                                          4,843,996
                                                                                                 -------------------

          TOTAL CORPORATE BONDS  81.8%                                                                  179,290,215
                                                                                                 -------------------

          UNITED STATES GOVERNMENT AGENCY OBLIGATIONS    14.6%
  9,250   United States Treasury Bonds                            6.125         08/15/29                 10,898,026
 12,005   United States Treasury Bonds (STRIP PRINCIPAL)              *         02/15/25                  4,481,923
  3,255   United States Treasury Bonds (STRIP PRINCIPAL)              *         02/15/27                  1,105,203
 15,700   United States Treasury Notes                            4.250         08/15/13                 15,487,202
                                                                                                 -------------------

          TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                              31,972,354
                                                                                                 -------------------

TOTAL LONG-TERM INVESTMENTS    96.4%
   (Cost $207,510,466)                                                                                  211,262,569
                                                                                                 -------------------

SHORT-TERM INVESTMENTS    1.0%
REPURCHASE AGREEMENT    0.9%

        Bank of America Securities LLC ($1,876,000 par collateralized by U.S. Government obligations in a pooled cash account, interest
        rate of 2.75%, dated 03/31/05, to be sold on 04/01/05 at $1,876,143)                              1,876,000
                                                                                                 -------------------

U.S. Government Agency Obligations    0.1%

        United States Treasury Bills ($300,000  par, yielding 2.756%, 07/14/05
        maturity) (b)                                                                                       297,630
                                                                                                 -------------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $2,173,557)                                                                                      2,173,630
                                                                                                 -------------------

TOTAL INVESTMENTS    97.4%
   (Cost $209,684,023)                                                                                  213,436,199

OTHER ASSETS IN EXCESS OF LIABILITIES    2.6%                                                             5,659,108
                                                                                                 -------------------

NET ASSETS    100.0%                                                                                   $219,095,307
                                                                                                 ===================
        Percentages are calculated as a percentage of net assets.


*       Zero coupon bond


(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b)     Asset segregated as collateral for open futures transactions

Future contracts outstanding as of March 31, 2005:


                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                          CONTRACTS        DEPRECIATION
                                                          ---------        ------------
Long Contracts:
       U.S. Treasury Notes 10-Year Futures June
       2005 (Current Notional Value $109,266 per
       contract)                                              52               ($44,779)

Short Contracts:
       U.S. Treasury Notes 5-Year Futures June
       2005 (Current Notional Value of $107,094 per
       contract)                                             140                108,697

       U.S. Treasury Notes 2-Year Futures June
       2005 (Current Notional Value of $206,891 per
       contract)                                             190                189,861

                                                        -------------------------------------
                                                             382               $253,779
                                                         ====================================








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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Bond Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
  ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005


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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.